Capital Stock (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Common stock, authorized shares	990,850,000	990,850,000
Common stock, par value	$ 1	$ 1
Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized shares	400,000	400,000
Preferred stock, dividend per share	$ 4	$ 4
Preferred stock, par value (stated value)	$ 100	$ 100
Serial Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized shares	8,750,000	8,750,000
Preferred stock, par value (stated value)	$ 1	$ 1